Interest and similar income and expenses and Income of financial assets and liabilities at fair value through profit or loss - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Financial assets, expense recognized on expected losses	R$ 1,127	R$ (419)
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Total loss, net of reversals	10	(7)
Financial assets at amortised cost, class [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Total loss, net of reversals	R$ 1,117	R$ (412)